Financial risk management objectives and policies - Interest Rate Risk Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 28, 2021 CAD ($)	Mar. 29, 2020 CAD ($)	Apr. 09, 2021 CAD ($)	Jul. 18, 2019 CNY (¥)
Short-term borrowings and Revolving facility
Disclosure of risk management strategy related to hedge accounting [line items]
Reasonably possible increase in average interest rate (as a percent)	1.00%
Term loan
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings	$ 377.3	$ 159.3	$ 300.0
Interest rate (as a percent)	5.00%
Term loan | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest expense from change in average interest rate (less than $0.1 million in 2020)	$ 2.6	1.5
Short-term borrowings
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings	$ 0.0	0.0		¥ 160.0
Reasonably possible increase in average interest rate (as a percent)	1.00%
Increase in interest expense from change in average interest rate (less than $0.1 million in 2020)	$ 0.1	0.1
Revolving facility | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest expense from change in average interest rate (less than $0.1 million in 2020)	$ 1.1	$ 0.9